Other Operating Income	6 Months Ended
Jun. 30, 2022
Net Trading And Other Income [abstract]
Other Operating Income
3. OTHER OPERATING INCOME
In H122, the Santander UK group repurchased certain debt securities and subordinated liabilities as part of ongoing liability management exercises, resulting in a loss of £1m. In H121, the Santander UK group repurchased certain debt securities as part of ongoing liability management exercises, resulting in a loss of £27m.